BBH Broad Market Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The investment objective of the BBH Broad Market Fund (the “Fund”) is to provide maximum total return, consistent with preservation of capital and prudent investment management.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold the Fund’s Class N and Class I shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees BBH Broad Market Fund (USD $)	Class N Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BBH Broad Market Fund	Class N Shares	Class I Shares
Management Fees	0.27%	0.27%
Distribution (12b-1) Fees	none	none
Other Expenses	0.24%	0.03%
Total Annual Fund Operating Expenses	0.51%	0.30%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund’s Class N and Class I shares to the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund's Class N and Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund's Class N and Class I shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example BBH Broad Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	52	163	284	639
Class I Shares	31	97	169	380

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing in a well-diversified portfolio of high quality fixed income instruments. These investments will be primarily focused in notes and bonds issued by domestic and foreign corporations and financial institutions and U.S. Government, Government agencies and Government guaranteed issuers. The Fund may also purchase asset-backed securities, mortgage backed securities, and other sovereign debt when the investment adviser believes that the additional returns from these securities justify the risk of allocations to these asset classes.

The Fund may invest in money market instruments, repurchase agreements and derivative instruments, including futures, swaps and options, to meet its investment objective.

PRINCIPAL RISKS OF THE FUND

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed in alphabetical order and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Credit Risk:

Credit risk refers to the likelihood that an issuer, guarantor, or the counterparty to a derivative contract or repurchase agreement, will default on interest or principal payments.

Derivatives Risk:

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset or index. Risks are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Risks include liquidity risk, interest rate risk, market risk, credit risk, risk of mis-pricing or improper valuation and the risk of miscorrelation. The Fund could lose more than the principal amount invested.

Foreign Investment Risk:

This is the risk associated with adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets.

Interest Rate Risk:

Interest rate risk refers to the price fluctuation of a bond in response to changes in interest rates. Rising interest rates tend to cause the price of debt securities (especially those with longer maturities) and the Fund’s share price to fall.

Investment Risk:

Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

Issuer Risk:

The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk:

Leverage includes borrowing and reverse repurchase agreements and in some cases derivative contracts that may result in leverage to the Fund. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Leveraging is speculative, tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile.

Liquidity Risk:

Liquidity risk exists when a particular instrument is difficult to purchase or sell. Size of a transaction or illiquid markets may be factors.

Management Risk:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Market Risk:

This is the risk that the price of a security will fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation.

Maturity Risk:

Interest rate risk, as discussed above, will generally affect the price of a fixed income security more if the security has a longer maturity.

Pre-payment Risk and Extension Risk:

Securities such as mortgage-backed securities have pre-payment and extension risks. Rising interest rates tend to extend the duration of mortgage-related securities (extension risk), and declining interest rates tend to lead borrowers to pay off their mortgages sooner than expected (prepayment risk). As a result, in a period of fluctuating interest rates, a fund that holds mortgage-related securities may exhibit additional volatility.

Shareholder Concentration Risk:

From time to time, an investment adviser may allocate a portion of the assets of its discretionary clients to the Fund. There is a risk that if a large percentage of Fund shareholders consists of such investment adviser’s discretionary clients, such asset allocation decisions, particularly large redemptions, may adversely impact remaining Fund shareholders.

Sovereign Debt Risk:

Bonds issued by foreign governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency.

FUND PERFORMANCE

The Fund is a successor to a mutual fund of the same name, which was a series of BBH Fund, Inc. (the “Predecessor Fund”). Performance provided reflects the performance of the Predecessor Fund for periods prior to its reorganization into the Fund, as of the close of business on June 12, 2007. Prior to the reorganization, the Fund did not have any investment operations. Accordingly, the performance and financial information provided in this Prospectus for the periods prior to that date is historical information of the Predecessor Fund, adjusted to reflect the Fund’s anticipated expenses.

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class N shares from year to year. The table shows how the average annual returns of the Fund’s Class N and Class I shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.

When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-625-5759.

Total Return for Class N Shares (% Per Calendar Year)

Highest Performing Quarter: 4.60% in 4th quarter of 2008 Lowest Performing Quarter: (2.53)% in 2nd quarter of 2004
Average Annual Total Returns (Through December 31, 2011)

The Fund’s performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns for Class I Shares will differ from those shown for Class N Shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns BBH Broad Market Fund	1 Year	5 Years	10 Years
Class N Shares	0.71%	3.55%	4.33%
Class N Shares After Taxes on Distributions	0.06%	2.44%	2.85%
Class N Shares After Taxes on Distributions and Sale of Fund Shares	0.54%	2.38%	2.84%
Class I Shares	0.77%	3.70%	4.48%
Barclays Capital U.S. 1-3 Year Treasury Bond Index (reflects no deduction for fees, expenses or taxes)	1.55%	3.71%	3.27%

BBH Core Select | Class N Shares
RISK/RETURN
INVESTMENT OBJECTIVE
The investment objective of BBH Core Select (the “Fund”) is to provide investors with long-term growth of capital.
FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold the Fund’s Class N shares.

The investment adviser has contractually agreed to limit the Total Annual Fund Operating Expenses, excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, to 1.00% through March 1, 2013 (the “Expense Limitation Agreement”). The Expense Limitation Agreement may only be terminated during its term with approval of the Fund’s Board of Trustees (the “Board”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (USD $)	BBH Core Select Class N Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee on shares held less than 30 days after purchase (as a percentage of amount redeemed, if applicable)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BBH Core Select Class N Shares
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.14%
Less Fee Waiver/Expense Reimbursement	0.14%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.00%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund’s Class N shares to the cost of investing in other mutual funds. This example gives effect to the contractual expense reimbursement for 1 year and the first year of the 3, 5 and 10 year calculations.

The example assumes that you invest $10,000 in the Fund's Class N shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund's Class N shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
BBH Core Select Class N Shares	102	349	614	1,375

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally will invest in publicly traded equity securities. The Fund invests in equities issued by domestic and foreign firms both directly and in the form of depository receipts representing an interest in these securities. The Fund’s equity strategy blends aspects of growth and value investing. The Fund typically invests in companies with market capitalizations greater than $5 billion.

The investment adviser selects companies based on their long-term investment potential and follows a “buy and own” approach. The Fund does not seek to trade in and out of stocks for small gains. While not a determining factor, the investment adviser may consider tax implications when deciding whether or not to sell a particular investment.

PRINCIPAL RISKS OF THE FUND

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed in alphabetical order and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Foreign Investment Risk:

This is the risk associated with adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets.

Investment Risk:

Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

Management Risk:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Market Risk:

This is the risk that the price of a security will fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation.

Non-Diversification Risk:

A non-diversified fund may be subject to greater risk than a diversified fund because changes in the financial condition of individual issuers, as well as political, regulatory or economic occurrences affecting such issuers may cause greater fluctuation in the value of a non-diversified fund’s shares.

Shareholder Concentration Risk:

From time to time, an investment adviser may allocate a portion of the assets of its discretionary clients to the Fund. There is a risk that if a large percentage of Fund shareholders consists of such investment adviser’s discretionary clients, such asset allocation decisions, particularly large redemptions, may adversely impact remaining Fund shareholders.

FUND PERFORMANCE

The Fund is a successor to a mutual fund of the same name, which was a series of BBH Fund, Inc. (the “Predecessor Fund”). Performance provided reflects the performance of the Predecessor Fund for periods prior to its reorganization into the Fund, as of the close of business on June 12, 2007. Prior to the reorganization, the Fund did not have any investment operations. Accordingly, the performance and financial information provided in this Prospectus for the periods prior to that date is historical information of the Predecessor Fund, adjusted to reflect the Fund’s anticipated expenses.

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class N shares from year to year. The table shows how the average annual returns of the Fund’s Class N shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.

When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-625-5759.

Total Return for Class N Shares (% Per Calendar Year)

Highest Performing Quarter: 16.20 % in 3rd quarter of 2009 Lowest Performing Quarter: (18.48)% in 3rd quarter of 2002
Average Annual Total Returns (Through December 31, 2011)

The Fund’s performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns BBH Core Select	1 Year	5 Years	10 Years
Class N Shares	5.70%	5.36%	4.50%
Class N Shares After Taxes on Distributions	5.43%	5.22%	4.41%
Class N Shares After Taxes on Distributions and Sale of Fund Shares	4.05%	4.60%	3.91%
Class N Shares Standard & Poor’s 500 Stock Index (reflects no deduction of fees, expenses or taxes)	2.11%	(0.25%)	2.92%

BBH Core Select | Retail Class Shares
RISK/RETURN
INVESTMENT OBJECTIVE
The investment objective of BBH Core Select (the “Fund”) is to provide investors with long-term growth of capital.
FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold the Fund’s Retail Class shares.

The investment adviser has contractually agreed to limit the Total Annual Fund Operating Expenses, excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and amounts payable pursuant to any plan adopted in accordance with Rule 12b-1 to 1.00% through March 1, 2013 (the “Expense Limitation Agreement”). After exclusions, total operating expenses for Retail Class shares of the Fund, are expected to be 1.25%. The Expense Limitation Agreement may only be terminated during its term with approval of the Fund’s Board of Trustees (the “Board”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (USD $)	BBH Core Select Retail Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee on shares held less than 30 days after purchase (as a percentage of amount redeemed, if applicable)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BBH Core Select Retail Class Shares
Management Fees	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.59%
Less Fee Waiver/Expense Reimbursement	0.34%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.25%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund’s Retail Class shares to the cost of investing in other mutual funds. This example gives effect to the contractual expense reimbursement for 1 year and the first year of the 3, 5 and 10 year calculations.

The example assumes that you invest $10,000 in the Fund's Retail Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund's Retail Class shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
BBH Core Select Retail Class Shares	127	468	833	1,859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally will invest in publicly traded equity securities. The Fund invests in equities issued by domestic and foreign firms both directly and in the form of depository receipts representing an interest in these securities. The Fund’s equity strategy blends aspects of growth and value investing. The Fund typically invests in companies with market capitalizations greater than $5 billion.

The investment adviser selects companies based on their long-term investment potential and follows a “buy and own” approach. The Fund does not seek to trade in and out of stocks for small gains. While not a determining factor, the investment adviser may consider tax implications when deciding whether or not to sell a particular investment.

PRINCIPAL RISKS OF THE FUND

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed in alphabetical order and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Foreign Investment Risk:

This is the risk associated with adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets.

Investment Risk:

Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

Management Risk:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Market Risk:

This is the risk that the price of a security will fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation.

Non-Diversification Risk:

A non-diversified fund may be subject to greater risk than a diversified fund because changes in the financial condition of individual issuers, as well as political, regulatory or economic occurrences affecting such issuers may cause greater fluctuation in the value of a non-diversified fund’s shares.

Shareholder Concentration Risk:

From time to time, an investment adviser may allocate a portion of the assets of its discretionary clients to the Fund. There is a risk that if a large percentage of Fund shareholders consists of such investment adviser’s discretionary clients, such asset allocation decisions, particularly large redemptions, may adversely impact remaining Fund shareholders.

FUND PERFORMANCE

Because the Retail Class shares do not have a calendar year of performance, the chart and table below describe the Fund’s performance history, as represented by the performance of Class N shares. Although Class N shares are not offered in this Prospectus, Retail Class shares are expected to have substantially similar annual returns to Class N shares since both classes represent the same portfolio of securities. ANNUAL RETURNS FOR THE RETAIL CLASS SHARES WOULD DIFFER FROM ANNUAL RETURNS FOR THE CLASS N SHARES BECAUSE THE RETAIL CLASS SHARES HAVE DIFFERENT EXPENSES THAN THE CLASS N SHARES.

The Fund is a successor to a mutual fund of the same name, which was a series of BBH Fund, Inc. (the “Predecessor Fund”). Performance provided reflects the performance of the Predecessor Fund for periods prior to its reorganization into the Fund, as of the close of business on June 12, 2007. Prior to the reorganization, the Fund did not have any investment operations. Accordingly, the performance and financial information provided in this Prospectus for the periods prior to that date is historical information of the Predecessor Fund, adjusted to reflect the Fund’s anticipated expenses.

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class N shares from year to year. The table shows how the average annual returns of the Fund’s Class N shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.

When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-625-5759.

The Fund’s performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BBH International Equity Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The investment objective of the BBH International Equity Fund (the “Fund”) is to provide investors with long-term maximization of total return, primarily through capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold the Fund’s Class N and Class I shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BBH International Equity Fund (USD $)	Class N Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee on shares held less than 30 days after purchase (as a percentage of amount redeemed, if applicable)	2.00%	2.00%
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BBH International Equity Fund	Class N Shares	Class I Shares
Management Fees	0.80%	0.80%
Distribution (12b-1) Fee	none	none
Other Expenses	0.36%	0.12%
Total Annual Fund Operating Expenses	1.16%	0.92%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund’s Class N and Class I shares to the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund's Class N and Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund's Class N and Class I shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example BBH International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	118	368	637	1,408
Class I Shares	93	291	505	1,120

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances at least 80% of the net assets of the Fund, plus any borrowings for investment purposes, are invested in equity securities of companies in the developed markets of the world, excluding the United States. Developed markets are those markets included in the Morgan Stanley Capital International—Europe, Australasia, and Far East Index (“MSCI-EAFE”) and Canada. The Fund will invest its assets in companies that are economically tied to at least twelve countries from different geographic regions throughout the world. The Fund may also from time to time invest up to 15% of its assets, at the time of purchase, in emerging markets of the world.

The Fund employs a “manager of managers” approach whereby portions of the Fund are allocated to different investment sub-advisers who employ investment styles broadly aligned with the investment adviser’s principles of equity investing. The Fund currently uses one sub-adviser that employs a growth style and one that employs a value style. However, the investment adviser may also manage a portion the Fund’s assets according to the Fund’s principal investment strategies.

The Fund buys and sells securities denominated in currencies other than the U.S. dollar. Interest, dividends and sale proceeds on such securities are received in currencies other than the U.S. dollar. The Fund enters into foreign currency exchange transactions from time to time to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund may purchase currency forwards for the purpose of hedging the value of securities purchased or intended to be purchased.

PRINCIPAL RISKS OF THE FUND

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed in alphabetical order and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Capital Controls Risk:

Capital controls imposed by foreign governments in response to economic or political events may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

Currency Exchange Rate Risk:

Because the Fund invests in securities denominated in, or providing exposure to, non-U.S. currencies and the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably.

Emerging Markets Risk:

Emerging markets involve risks greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile.

Foreign Investment Risk:

This is the risk associated with adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets.

Investment Risk:

Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

Market Risk:

This is the risk that the price of a security will fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation.

Multi-Manager Risk:

The investment styles of the Fund’s sub-advisers may not complement each other as expected by the investment adviser. The Fund’s exposure to a particular stock, industry, country, geographic region or technique could be greater or smaller than if the Fund had a single investment adviser.

Non-Diversification Risk:

A non-diversified fund may be subject to greater risk than a diversified fund because changes in the financial condition of individual issuers, as well as political, regulatory or economic occurrences affecting such issuers may cause greater fluctuation in the value of a non-diversified fund’s shares.

Shareholder Concentration Risk:

From time to time, an investment adviser may allocate a portion of the assets of its discretionary clients to the Fund. There is a risk that if a large percentage of Fund shareholders consists of such investment adviser’s discretionary clients, such asset allocation decisions, particularly large redemptions, may adversely impact remaining Fund shareholders.

FUND PERFORMANCE

The Fund is a successor to a mutual fund of the same name, which was a series of BBH Fund, Inc. (the “Predecessor Fund”). Performance provided reflects the performance of the Predecessor Fund for periods prior to its reorganization into the Fund, as of the close of business on June 12, 2007. Prior to the reorganization, the Fund did not have any investment operations. Accordingly, the performance and financial information provided in this Prospectus for the periods prior to that date is historical information of the Predecessor Fund, adjusted to reflect the Fund’s anticipated expenses.

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class N shares from year to year. The table shows how the average annual returns of the Fund’s Class N and Class I shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.

When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-625-5759.

Total Return for Class N Shares (% Per Calendar Year)

Highest Performing Quarter: 19.44% in 2nd quarter of 2009 Lowest Performing Quarter: (18.80)% in 4th quarter of 2008
Average Annual Total Returns (Through December 31, 2011)

The Fund’s performance figures assume that all distributions were reinvested in the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns for Class I Shares will differ from those shown for Class N Shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns BBH International Equity Fund	1 Year	5 Years	10 Years
Class N Shares	(7.52%)	(2.38%)	4.52%
Class N Shares After Taxes on Distributions	(7.62%)	(2.97%)	4.09%
Class N Shares After Taxes on Distributions and Sale of Fund Shares	(4.10%)	(2.05%)	3.90%
Class I Shares	(7.20%)	(2.12%)	4.83%
MSCI-EAFE Index (reflects no deduction for fees, expenses or taxes)	(12.14%)	(4.72%)	4.67%